Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Lease cost	$ 530		$ 530
Rent expenses	2	$ 2	7,743	$ 7,830
Account payable	3,941		$ 3,496	$ 6,038
ARC [Member]
Restructuring Cost and Reserve [Line Items]
Shares issued			1,240,644	1,240,644
Account payable	$ 400		$ 400	$ 400